Income Taxes - Schedule of Components of Income Tax Expense Benefit (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before taxes	$ (25,742,685)	$ (28,929,583)
Statutory Canadian corporate tax rate	27.00%	27.00%
Expected tax recovery at statutory rates	$ (6,950,525)	$ (7,810,987)
Difference resulting from:
Change in unrecognized deferred tax assets	4,653,840	9,523,404
Non-deductible share-based payments	874,812	381,285
Other items not deductible for tax purposes and other	(268,273)	242,460
Adjustments related to prior years	(956,732)	(624,973)
Share issue costs	(659,822)	(290,289)
Foreign exchange arising on translation to reporting currency	3,308,504	(1,384,477)
Income tax expense	$ 1,804	$ 36,423